Cover	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	333-121787
Entity Registrant Name	HPIL HOLDING
Entity Central Index Key	0001286345
Entity Tax Identification Number	30-0868937
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	134 Landing St.
Entity Address, City or Town	Southampton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08088
City Area Code	(231)
Local Phone Number	676-2232
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false